Consolidated Statements of Changes in Equity - BRL (R$) R$ in Millions	Issued capital	Capital Reserve	Treasury shares	Cash flow hedge reserve	Accumulated losses	Total
Beginning balance at Dec. 31, 2014	R$ 474.0	R$ 521.3		R$ (36.2)	R$ (542.6)	R$ 416.5
Net profit (loss)					(1,074.9)	(1,074.9)
Other comprehensive income (loss)				(56.6)		(56.6)
Total comprehensive income (loss)				(56.6)	(1,074.9)	(1,131.5)
Issued capital (Note 19)	5.4	307.6				313.0
Share-based payment expense (Note 27)		9.8				9.8
Ending balance at Dec. 31, 2015	479.4	838.7		(92.8)	(1,617.5)	(392.2)
Net profit (loss)					(126.3)	(126.3)
Other comprehensive income (loss)				59.0		59.0
Total comprehensive income (loss)				59.0	(126.3)	(67.3)
Issued capital (Note 19)	985.2	487.9				1,473.1
Share issuance costs (Note 19)		(21.5)				(21.5)
Capitalization of reserve (Note 19)	24.0	(24.0)
Share-based payment expense (Note 27)		9.9				9.9
Ending balance at Dec. 31, 2016	1,488.6	1,291.0		(33.8)	(1,743.8)	1,002.0
Net profit (loss)					529.0	529.0
Other comprehensive income (loss)				22.6		22.6
Total comprehensive income (loss)				22.6	529.0	551.6
Issued capital (Note 19)	661.5	646.5				1,308.0
Issuance of shares due exercise of stock options (Note 19)	13.3	4.6				17.9
Share issuance costs (Note 19)		(71.3)				(71.3)
Treasury shares (Note 19)			R$ (2.7)			(2.7)
Share-based payment expense (Note 27)		28.1				28.1
Ending balance at Dec. 31, 2017	R$ 2,163.4	R$ 1,898.9	R$ (2.7)	R$ (11.2)	R$ (1,214.8)	R$ 2,833.6